PREFERRED STOCK	9 Months Ended
Sep. 30, 2022
PREFERRED STOCK
PREFERRED STOCK

7. PREFERRED STOCK

In August 2022, pursuant to two Exchange Agreements a total of 28,500 shares of Series A Preferred Stock were issued in exchange for a total of 99,063,659 shares of common stock, which shares of common stock were cancelled and returned to the status of authorized and unissued. (See Note 9. Securities Exchange Agreements and Note 12 Amendments to Articles of Incorporation).